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October 13, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Rule 497(j) Certification

        Unit Investment Trust:          Companion Life Separate Account B
        Depositor:                      Companion Life Insurance Company
        Registration:                   1933 Act Registration No. 333-41172

Dear Commissioners:

The undersigned, on behalf of the Depositor and pursuant to Rule 497(j) under the Securities Act of 1933, does hereby certify, with respect to the above-captioned Registration, that:

1. The text of the most recent amendment was filed electronically with the Securities and Exchange Commission on September 28, 2000; and

2. The form of the prospectus that would have been filed pursuant to Rule 497(b) in respect of the Registration would not have differed from that contained in the most recent amendment described above.

IN WITNESS WHEREOF, the undersigned has executed this Certification pursuant to Rule 497(j) on October 13, 2000.

Sincerely,


/s/ Thomas J. McCusker

Thomas J. McCusker
Companion Life Insurance Company
Mutual of Omaha Plaza
Omaha, NE 68175-1008
Telephone:      402-351-5845
Fax:            402-351-4444